Not FDIC Insured May Lose Value No Bank Guarantee
1115-Q1PH

Schedule of Investments
(unaudited)
Franklin New York Tax-Free Income Fund 2
Notes to Schedule of Investments 13

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited), May 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds 98.2%
California 0.2%
California Municipal Finance Authority , Revenue , 2022 A-1 , 4.25% , 12/01/37 .......
$ 5,800,000 $ 5,212,892
Florida 1.2%
Capital Trust Agency, Inc. ,
Kingdom Development Obligated Group, Revenue, 2021 A-1, 3.75%, 12/01/36 .... 18,760,000 17,104,993
Kingdom Development Obligated Group, Revenue, 2021 A-2, 5.5%, 12/01/30 ..... 3,020,000 2,741,707
a
SHI - Lake Osborne LLC, Revenue, 144A, 2021 A-1, 3.68%, 1/01/57 ........... 3,990,000 2,985,285
a
Leon County Housing Finance Authority , Revenue , 144A, 2022 A , Zero Cpn ., 5/01/57 15,500,000 13,167,250
35,999,235
Georgia 0.3%
a
Development Authority of Rockdale County , AHPC Terraces at Fieldstone LLC ,
Revenue , 144A, 2021 A-1 , 3.5% , 12/01/36 ............................... 11,550,000 9,672,513
Illinois 1.1%
Metropolitan Pier & Exposition Authority ,
Revenue, 2020 A, Refunding, 5%, 6/15/50 ............................... 5,160,000 5,415,164
Revenue, 2022 A, Refunding, 4%, 12/15/42 .............................. 6,970,000 6,807,737
Revenue, 2022 A, Refunding, 4%, 6/15/52 ............................... 10,310,000 9,694,590
State of Illinois ,
GO, 2003, 5.1%, 6/01/33 ............................................ 5,000,000 5,102,814
GO, 2016, 5%, 11/01/34 ............................................. 1,660,000 1,717,290
GO, 2019 B, 4%, 11/01/33 ........................................... 1,250,000 1,227,948
GO, 2021 A, 5%, 3/01/33 ............................................ 2,500,000 2,677,682
GO, 2021 A, 4%, 3/01/39 ............................................ 2,700,000 2,578,989
35,222,214
Kentucky 0.2%
a,b
Louisville/Jefferson County Metropolitan Government , PSG Vesta Derby Oaks LLC ,
Revenue , 144A, Zero Cpn ., 5/01/52 .................................... 7,600,000 5,966,836
New Jersey 0.4%
New Jersey Economic Development Authority , Revenue , 2021 QQQ , 4% , 6/15/50 ...
1,500,000 1,472,342
New Jersey Transportation Trust Fund Authority ,
Revenue, 2020 AA, 5%, 6/15/40 ....................................... 1,250,000 1,372,572
Revenue, 2020 AA, 4%, 6/15/45 ....................................... 5,000,000 4,974,011
Revenue, 2021 A, Refunding, 5%, 6/15/31 ............................... 2,000,000 2,241,465
Revenue, 2021 A, Refunding, 5%, 6/15/33 ............................... 1,250,000 1,394,293
Revenue, 2021 A, Refunding, 4%, 6/15/36 ............................... 1,500,000 1,520,542
12,975,225
New York 92.7%
Albany Capital Resource Corp. , Equitable School Revolving Fund LLC Obligated
Group , Revenue , 2021 D , 4% , 11/01/46 ................................. 2,000,000 1,999,708
Battery Park City Authority , Revenue, Senior Lien , 2019 A , 5% , 11/01/49 ..........
16,130,000 18,457,728
Brookhaven Local Development Corp. ,
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/45 1,500,000 1,517,447
Active Retirement Community, Inc. Obligated Group, Revenue, 2020 A, 4%, 11/01/55 8,000,000 8,042,369
Broome County Local Development Corp. ,
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/36 ........................................................ 1,600,000 1,536,559
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/41 ........................................................ 1,530,000 1,427,098
Good Shepherd Village at Endwell Obligated Group, Revenue, 2021, Refunding, 4%,
7/01/47 ........................................................ 1,160,000 1,041,079
United Health Services Hospitals Obligated Group, Revenue, 2020, Refunding,
AGMC Insured, 3%, 4/01/45 ........................................ 7,045,000 5,797,356

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Buffalo & Erie County Industrial Land Development Corp. ,
Catholic Health System Obligated Group, Revenue, 2015, 5.25%, 7/01/35 ....... $ 1,000,000 $ 1,030,796
Catholic Health System Obligated Group, Revenue, 2015, 5%, 7/01/40 ......... 1,000,000 1,004,189
D'Youville College, Revenue, 2020 A, Refunding, 4%, 11/01/50 ................ 2,500,000 2,499,373
Build NYC Resource Corp. , Academic Leadership Charter School , Revenue , 2021 , 4% ,
6/15/36 ......................................................... 400,000 387,480
City of New Rochelle ,
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/40 .................... 1,250,000 1,299,801
Iona College, Revenue, 2015 A, Refunding, 5%, 7/01/45 .................... 1,425,000 1,472,350
City of New York ,
GO, 2002 D, 5.5%, 6/01/24 .......................................... 145,000 145,495
GO, 2006 G, AMBAC Insured, 5%, 8/01/22 ............................... 10,000 10,033
GO, 2014 J, Refunding, 5%, 8/01/32 ................................... 10,000,000 10,558,518
GO, 2015 C, Refunding, 5%, 8/01/29 ................................... 20,640,000 22,058,604
GO, 2015 C, Refunding, 5%, 8/01/31 ................................... 10,000,000 10,663,251
GO, 2015 C, Refunding, 5%, 8/01/32 ................................... 4,000,000 4,259,966
GO, 2015 C, Refunding, 5%, 8/01/33 ................................... 3,000,000 3,193,376
GO, 2015 C, Refunding, 5%, 8/01/34 ................................... 1,500,000 1,595,889
GO, 2017 B, 5%, 12/01/41 ........................................... 7,000,000 7,600,380
GO, 2018 B-1, 5%, 10/01/38 ......................................... 6,250,000 6,834,587
GO, 2018 E-1, 5%, 3/01/39 .......................................... 16,210,000 17,856,732
GO, 2018 E-1, 5%, 3/01/40 .......................................... 7,500,000 8,252,618
GO, 2018 E-1, 5%, 3/01/44 .......................................... 12,500,000 13,660,400
GO, 2018 F-1, 5%, 4/01/40 .......................................... 6,830,000 7,524,502
GO, 2018 F-1, 5%, 4/01/45 .......................................... 10,000,000 10,925,162
GO, 2019 D-1, 4%, 12/01/43 ......................................... 10,000,000 10,322,978
GO, 2019 D-1, 5%, 12/01/44 ......................................... 10,000,000 11,037,930
GO, 2021 C, 4%, 8/01/41 ............................................ 3,000,000 3,124,835
GO, 2022 D-1, 5.25%, 5/01/41 ........................................ 1,500,000 1,769,034
County of Nassau , GO , 2013 C , AGMC Insured , 5% , 4/01/43 ...................
26,665,000 27,313,802
Dutchess County Local Development Corp. ,
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/32 ...... 175,000 192,244
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/33 ...... 185,000 202,750
Culinary Institute of America (The), Revenue, 2021, Refunding, 5%, 7/01/34 ...... 250,000 273,592
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/35 ...... 200,000 201,010
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/36 ...... 200,000 200,448
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/37 ...... 250,000 250,035
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/38 ...... 250,000 248,443
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/39 ...... 100,000 99,042
Culinary Institute of America (The), Revenue, 2021, Refunding, 4%, 7/01/40 ...... 100,000 98,722
Health Quest Systems Obligated Group, Revenue, 2016 B, 5%, 7/01/31 ......... 10,550,000 11,188,968
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/44 ..... 1,900,000 1,881,526
Nuvance Health Obligated Group, Revenue, 2019 B, Refunding, 4%, 7/01/49 ..... 3,000,000 2,947,147
Vassar College, Revenue, 2017, Refunding, 5%, 7/01/42 .................... 5,000,000 5,433,823
Vassar College, Revenue, 2017, Refunding, 4%, 7/01/46 .................... 5,715,000 5,756,496
Genesee County Funding Corp. (The) , Rochester Regional Health Obligated Group ,
Revenue , 2022 A , Refunding , 5.25% , 12/01/52 ............................ 4,250,000 4,585,680
Hempstead Town Local Development Corp. ,
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/42 .................. 1,250,000 1,344,465
Hofstra University, Revenue, 2017, Refunding, 5%, 7/01/47 .................. 5,250,000 5,627,584
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/39 ................. 575,000 583,386
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/40 ................. 715,000 724,201
Hofstra University, Revenue, 2021 A, Refunding, 4%, 7/01/41 ................. 625,000 632,053
Hofstra University, Revenue, 2021 A, Refunding, 3%, 7/01/51 ................. 3,000,000 2,392,334
Hudson Yards Infrastructure Corp. ,
Revenue, 2017 A, Refunding, 5%, 2/15/42 ............................... 20,000,000 21,425,164
Revenue, 2017 A, Refunding, 5%, 2/15/45 ............................... 15,000,000 16,010,825

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Hudson Yards Infrastructure Corp., (continued)
b
Revenue, 2017 A, Refunding, AGMC Insured, 4%, 2/15/47 ................... $ 13,680,000 $ 13,834,904
Long Island Power Authority ,
Revenue, 2012 A, 5%, 9/01/42 ........................................ 500,000 504,171
Revenue, 2014 A, Refunding, 5%, 9/01/44 ............................... 5,000,000 5,209,322
Revenue, 2016 B, Refunding, 5%, 9/01/36 ............................... 5,000,000 5,457,634
Revenue, 2016 B, Refunding, 5%, 9/01/41 ............................... 10,000,000 10,869,188
Revenue, 2016 B, Refunding, 5%, 9/01/46 ............................... 18,000,000 19,482,010
Revenue, 2018, 5%, 9/01/39 ......................................... 5,000,000 5,587,279
Revenue, 2019 A, 4%, 9/01/37 ........................................ 19,550,000 20,206,821
Revenue, 2020 A, Refunding, 5%, 9/01/38 ............................... 1,500,000 1,687,010
Revenue, 2021 A, Refunding, 4%, 9/01/41 ............................... 2,030,000 2,109,313
Metropolitan Transportation Authority ,
Revenue, 2003 A, AGMC Insured, 5.5%, 11/15/23 ......................... 7,460,000 7,813,226
Revenue, 2012 C, Refunding, 5%, 11/15/31 .............................. 10,000,000 10,155,677
Revenue, 2012 C, 5%, 11/15/41 ....................................... 10,670,000 10,784,789
Revenue, 2013 A, 5%, 11/15/38 ....................................... 7,280,000 7,440,664
Revenue, 2013 D, 5%, 11/15/43 ....................................... 10,000,000 10,299,419
Revenue, 2014 B, 5.25%, 11/15/35 .................................... 4,000,000 4,170,108
Revenue, 2015 A-1, 5%, 11/15/45 ..................................... 10,000,000 10,247,695
Revenue, 2015 C-1, Refunding, 5%, 11/15/35 ............................ 5,000,000 5,220,176
Revenue, 2016 B, Refunding, 5%, 11/15/33 .............................. 6,000,000 6,362,265
Revenue, 2016 B, Refunding, 5%, 11/15/35 .............................. 4,000,000 4,208,246
Revenue, 2016 B, Refunding, 5%, 11/15/37 .............................. 18,500,000 19,404,572
Revenue, 2016 D, Refunding, 5%, 11/15/30 .............................. 10,305,000 11,079,776
Revenue, 2017 A-1, Refunding, 5%, 11/15/51 ............................. 2,505,000 2,652,195
Revenue, 2017 C-1, Refunding, 5%, 11/15/30 ............................ 6,215,000 6,698,608
Revenue, 2017 D, Refunding, 4%, 11/15/42 .............................. 20,000,000 19,838,008
Revenue, 2017 D, Refunding, 4%, 11/15/46 .............................. 5,000,000 4,877,301
Revenue, 2019 C, AGMC Insured, 4%, 11/15/45 ........................... 8,000,000 7,866,166
Revenue, 2020 A-1, 5%, 11/15/48 ..................................... 10,000,000 10,643,528
Revenue, 2020 A-1, 4%, 11/15/53 ..................................... 1,000,000 959,046
Revenue, 2020 C-1, 5%, 11/15/50 ..................................... 3,000,000 3,187,701
Revenue, 2021 A-1, 4%, 11/15/48 ..................................... 4,000,000 3,881,750
Dedicated Tax Fund, Revenue, 2016 B-2, Refunding, 5%, 11/15/39 ............ 4,775,000 5,036,873
Dedicated Tax Fund, Revenue, 2017 A, 5%, 11/15/47 ....................... 30,375,000 32,045,455
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/35 ............ 6,000,000 6,410,957
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/42 ............ 5,000,000 5,299,276
Dedicated Tax Fund, Revenue, 2017 B-1, Refunding, 5%, 11/15/47 ............ 13,505,000 14,279,244
Monroe County Industrial Development Corp. ,
Rochester General Hospital (The), Revenue, 2017, 5%, 12/01/46 .............. 15,000,000 15,686,708
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,100,000 1,100,000
Rochester Regional Health Obligated Group, Revenue, 2020 A, Refunding, 4%,
12/01/46 ....................................................... 8,560,000 8,172,450
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/50 . 1,265,000 1,304,538
a
True North Rochester Prep Charter School, Revenue, 144A, 2020 A, 5%, 6/01/59 . 1,080,000 1,107,150
University of Rochester, Revenue, 2013 A, Pre-Refunded, 5%, 7/01/38 .......... 6,350,000 6,584,093
University of Rochester, Revenue, 2013 B, Pre-Refunded, 5%, 7/01/43 ......... 5,000,000 5,184,325
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............ 3,275,000 3,516,710
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/32 ............ 2,000,000 2,135,953
University of Rochester, Revenue, 2015 A, Refunding, 5%, 7/01/37 ............ 1,780,000 1,890,693
University of Rochester, Revenue, 2017 C, Refunding, 4%, 7/01/43 ............ 22,895,000 23,050,469
University of Rochester, Revenue, 2017 D, Refunding, 4%, 7/01/43 ............ 21,550,000 21,696,335
New York City Health and Hospitals Corp. ,
Revenue, 2020 A, Refunding, 5%, 2/15/31 ............................... 610,000 705,907
Revenue, 2020 A, Refunding, 5%, 2/15/32 ............................... 635,000 717,655

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York City Health and Hospitals Corp., (continued)
Revenue, 2020 A, Refunding, 5%, 2/15/33 ............................... $ 675,000 $ 761,070
Revenue, 2020 A, Refunding, 5%, 2/15/34 ............................... 460,000 517,508
Revenue, 2020 A, Refunding, 5%, 2/15/35 ............................... 495,000 555,962
Revenue, 2020 A, Refunding, 5%, 2/15/36 ............................... 520,000 583,301
Revenue, 2020 A, Refunding, 5%, 2/15/37 ............................... 325,000 363,930
Revenue, 2020 A, Refunding, 5%, 2/15/38 ............................... 345,000 385,636
Revenue, 2020 A, Refunding, 5%, 2/15/39 ............................... 900,000 1,004,190
Revenue, 2020 A, Refunding, 5%, 2/15/40 ............................... 790,000 880,050
Revenue, 2020 A, Refunding, 3%, 2/15/45 ............................... 1,250,000 1,101,602
Revenue, 2020 A, Refunding, 4%, 2/15/45 ............................... 1,800,000 1,829,754
Revenue, 2020 A, Refunding, 4%, 2/15/48 ............................... 880,000 891,219
New York City Housing Development Corp. ,
Revenue, 2018 K, 4%, 11/01/48 ....................................... 46,525,000 46,602,464
Revenue, 2019 G-1-B, Refunding, 3%, 11/01/44 ........................... 9,890,000 8,558,436
Revenue, 2019 J, 3%, 11/01/44 ....................................... 5,000,000 4,313,298
Revenue, 2020 C, FNMA Insured, 2.75%, 2/01/51 ......................... 10,000,000 7,716,231
New York City Industrial Development Agency ,
Queens Ballpark Co. LLC, Revenue, 2021 A, Refunding, AGMC Insured, 3%, 1/01/46 5,000,000 4,220,234
Yankee Stadium LLC, Revenue, 2020 A, Refunding, AGMC Insured, 3%, 3/01/49 .. 10,000,000 7,893,573
New York City Municipal Water Finance Authority ,
Water & Sewer System, Revenue, 2017 AA, 4%, 6/15/46 .................... 24,290,000 24,763,609
Water & Sewer System, Revenue, 2017 DD, 5%, 6/15/47 .................... 33,800,000 36,658,341
Water & Sewer System, Revenue, 2018 BB-1, 5%, 6/15/46 .................. 20,875,000 22,761,012
Water & Sewer System, Revenue, 2018 CC-1, 5%, 6/15/48 .................. 38,475,000 41,885,520
Water & Sewer System, Revenue, 2018 FF, Refunding, 5%, 6/15/40 ............ 15,000,000 16,583,399
Water & Sewer System, Revenue, 2019 DD-1, 5%, 6/15/49 .................. 27,825,000 30,460,890
Water & Sewer System, Revenue, 2020 AA, Refunding, 5%, 6/15/40 ........... 10,000,000 11,282,012
New York City Transitional Finance Authority ,
Building Aid, Revenue, 2019 S-1, 5%, 7/15/43 ............................ 5,230,000 5,727,637
Building Aid, Revenue, 2019 S-1, 5%, 7/15/45 ............................ 17,000,000 18,584,249
Building Aid, Revenue, 2019 S-2A, Refunding, 5%, 7/15/34 .................. 4,235,000 4,741,894
Building Aid, Revenue, 2019 S-3A, Refunding, 5%, 7/15/37 .................. 10,425,000 11,534,595
Building Aid, Revenue, 2020 S-1, 4%, 7/15/43 ............................ 11,800,000 12,070,633
Future Tax Secured, Revenue, 2013 I, 5%, 5/01/42 ........................ 45,000,000 45,981,176
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/38 ...................... 17,000,000 17,662,942
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/39 ...................... 24,135,000 25,056,146
Future Tax Secured, Revenue, 2014 D-1, 5%, 2/01/40 ...................... 18,300,000 18,989,337
Future Tax Secured, Revenue, 2015 A-1, 5%, 8/01/34 ...................... 5,115,000 5,382,938
Future Tax Secured, Revenue, 2015 B, 5%, 8/01/34 ........................ 5,000,000 5,261,914
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/34 ...................... 10,000,000 10,623,303
Future Tax Secured, Revenue, 2015 E-1, 5%, 2/01/35 ...................... 10,000,000 10,610,028
Future Tax Secured, Revenue, 2017 A-1, 5%, 5/01/40 ...................... 13,415,000 14,402,364
Future Tax Secured, Revenue, 2017 C, Refunding, 5%, 11/01/33 .............. 6,500,000 7,182,380
Future Tax Secured, Revenue, 2017 F-1, 5%, 5/01/42 ...................... 4,340,000 4,717,483
Future Tax Secured, Revenue, 2018 A-3, 5%, 8/01/40 ...................... 3,270,000 3,580,487
Future Tax Secured, Revenue, 2018 A-3, 4%, 8/01/43 ...................... 5,645,000 5,792,920
Future Tax Secured, Revenue, 2018 B-1, 5%, 8/01/45 ...................... 17,500,000 18,992,185
Future Tax Secured, Revenue, 2018 C-3, 4%, 5/01/42 ...................... 7,410,000 7,634,753
Future Tax Secured, Revenue, 2019 A-1, 5%, 8/01/42 ...................... 5,000,000 5,500,066
Future Tax Secured, Revenue, 2020 B-1, 4%, 11/01/41 ..................... 7,205,000 7,475,878
Future Tax Secured, Revenue, F-1, 5%, 2/01/34 ........................... 5,000,000 5,087,930
New York Convention Center Development Corp. , New York City Hotel Unit Fee ,
Revenue, Senior Lien , 2016 A , 5% , 11/15/46 ............................. 5,000,000 5,328,575
New York Liberty Development Corp. ,
Revenue, 2021 A, Refunding, 3%, 11/15/51 .............................. 18,000,000 14,629,099
Goldman Sachs Headquarters LLC, Revenue, 2005, Refunding, 5.25%, 10/01/35 .. 86,360,000 102,070,343

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York Liberty Development Corp., (continued)
Goldman Sachs Headquarters LLC, Revenue, 2007, 5.5%, 10/01/37 ........... $ 27,000,000 $ 33,010,027
Port Authority of New York & New Jersey, Revenue, 2021, Refunding, 3%, 2/15/42 . 5,000,000 4,354,270
New York State Dormitory Authority ,
Revenue, 2008 A-1, 5%, 6/01/38 ...................................... 3,970,000 3,982,602
Revenue, 2009 A, AGMC Insured, 5.625%, 10/01/29 ....................... 300,000 301,103
Revenue, 2009 C, AGMC Insured, 5%, 10/01/31 .......................... 45,000 45,141
Revenue, 2009 C, AGMC Insured, 5.125%, 10/01/36 ....................... 60,000 60,196
Revenue, 2010 A, AGMC Insured, 5%, 10/01/22 ........................... 395,000 396,205
Revenue, 2010 A, AGMC Insured, 5%, 10/01/24 ........................... 710,000 712,254
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/37 1,705,000 1,526,163
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/38 2,200,000 1,954,631
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/39 1,305,000 1,150,845
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/40 1,300,000 1,138,451
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 5%, 7/01/41 2,100,000 2,108,461
Catholic Health System Obligated Group, Revenue, 2019 A, Refunding, 4%, 7/01/45 5,835,000 4,882,869
Educational Housing Services, Inc., Revenue, 2005, AMBAC Insured, 5.25%, 7/01/30 5,150,000 5,518,987
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/26 ... 6,105,000 6,464,291
Fashion Institute of Technology, Revenue, 2007, NATL Insured, 5.25%, 7/01/34 ... 13,220,000 14,087,461
Fordham University, Revenue, 2020, 4%, 7/01/50 .......................... 4,500,000 4,453,904
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2015, Refunding,
5%, 12/01/45 ................................................... 1,000,000 1,023,589
a
Garnet Health Medical Center Obligated Group, Revenue, 144A, 2017, Refunding,
5%, 12/01/32 ................................................... 500,000 533,053
Iona College, Revenue, 2021 A, 5%, 7/01/46 ............................. 375,000 403,876
Iona College, Revenue, 2021 A, 5%, 7/01/51 ............................. 1,100,000 1,178,371
Iona College, Revenue, 2022, Refunding, 5%, 7/01/31 ...................... 325,000 360,308
Iona College, Revenue, 2022, Refunding, 5%, 7/01/32 ...................... 300,000 334,660
Iona College, Revenue, 2022, Refunding, 5%, 7/01/37 ...................... 225,000 248,664
Iona College, Revenue, 2022, Refunding, 5%, 7/01/42 ...................... 275,000 300,761
Memorial Sloan-Kettering Cancer Center, Revenue, 2017-1, Refunding, 4%, 7/01/47 5,000,000 5,049,326
Montefiore Obligated Group, Revenue, 2018 A, Refunding, 5%, 8/01/31 ......... 1,525,000 1,631,559
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 5%, 9/01/30 ......... 1,800,000 1,935,691
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/45 ......... 10,900,000 10,216,246
Montefiore Obligated Group, Revenue, 2020 A, Refunding, 4%, 9/01/50 ......... 1,370,000 1,262,795
New School (The), Revenue, 2015 A, 5%, 7/01/40 ......................... 5,120,000 5,323,983
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/40 ............. 380,000 412,993
New School (The), Revenue, 2015 A, 5%, 7/01/45 ......................... 8,725,000 9,007,232
New School (The), Revenue, 2015 A, Pre-Refunded, 5%, 7/01/45 ............. 660,000 717,304
New School (The), Revenue, 2022 A, Refunding, 4%, 7/01/47 ................ 4,000,000 3,892,201
New York University, Revenue, 2015 A, Refunding, 5%, 7/01/45 ............... 5,000,000 5,326,146
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/38 ............... 5,000,000 5,516,736
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/40 ............... 6,745,000 7,419,366
New York University, Revenue, 2017 A, Refunding, 5%, 7/01/43 ............... 3,000,000 3,285,014
New York University, Revenue, 2019 A, 4%, 7/01/45 ........................ 3,415,000 3,485,744
New York University, Revenue, 2019 A, 5%, 7/01/49 ........................ 50,000,000 56,002,600
Northwell Health Obligated Group, Revenue, 2015 A, Refunding, 5%, 5/01/36 .... 11,000,000 11,522,342
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/27 2,025,000 2,126,912
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/30 1,000,000 1,036,031
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/32 1,000,000 1,031,211
NYU Langone Hospitals Obligated Group, Revenue, 2014, Refunding, 5%, 7/01/34 7,250,000 7,459,861
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 3%, 7/01/48 ....... 4,000,000 3,229,428
NYU Langone Hospitals Obligated Group, Revenue, 2020 A, 4%, 7/01/50 ....... 45,520,000 45,890,469
Rochester Institute of Technology, Revenue, 2019 A, 5%, 7/01/49 .............. 3,500,000 3,845,454
Rockefeller University (The), Revenue, 2019 B, 5%, 7/01/50 .................. 6,500,000 7,252,738
Rockefeller University (The), Revenue, 2020 A, Refunding, 5%, 7/01/53 ......... 10,000,000 11,237,075
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/29 ............... 1,375,000 1,459,530

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/30 ............... $ 1,675,000 $ 1,774,614
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/31 ............... 3,700,000 3,914,184
St. John's University, Revenue, 2015 A, Refunding, 5%, 7/01/34 ............... 2,000,000 2,102,177
St. John's University, Revenue, 2021 A, Refunding, 4%, 7/01/48 ............... 6,250,000 6,194,054
St. Joseph's College, Revenue, 2021, 4%, 7/01/40 ......................... 225,000 222,692
St. Joseph's College, Revenue, 2021, 5%, 7/01/51 ......................... 725,000 771,327
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/41 ......... 4,000,000 4,352,992
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/42 ......... 1,950,000 2,118,853
State of New York Personal Income Tax, Revenue, 2016 A, 5%, 2/15/43 ......... 8,450,000 9,167,724
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/37 ......... 5,000,000 5,419,861
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 2/15/38 5,000,000 5,411,877
State of New York Personal Income Tax, Revenue, 2017 A, 5%, 2/15/39 ......... 8,940,000 9,658,015
State of New York Personal Income Tax, Revenue, 2017 A, Pre-Refunded, 5%,
2/15/39 ........................................................ 5,000 5,639
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/40 ......... 9,415,000 10,211,211
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/40 ........................................................ 10,000 11,384
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/41 ......... 12,410,000 13,440,529
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/41 ........................................................ 15,000 17,076
State of New York Personal Income Tax, Revenue, 2017 B, 5%, 2/15/43 ......... 4,590,000 4,957,509
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 5%,
2/15/43 ........................................................ 5,000 5,692
State of New York Personal Income Tax, Revenue, 2017 B, 4%, 2/15/46 ......... 19,995,000 20,426,998
State of New York Personal Income Tax, Revenue, 2017 B, Pre-Refunded, 4%,
2/15/46 ........................................................ 5,000 5,447
State of New York Personal Income Tax, Revenue, 2018 A, Refunding, 5%, 3/15/45 10,000,000 10,972,501
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/31 ................. 15,685,000 16,441,386
State of New York Sales Tax, Revenue, 2014 A, 5%, 3/15/44 ................. 37,250,000 38,773,082
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/40 ................. 12,640,000 13,475,111
State of New York Sales Tax, Revenue, 2015 B, 5%, 3/15/41 ................. 10,520,000 11,204,833
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/34 ................. 10,000,000 10,883,992
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/35 ................. 24,545,000 26,694,055
State of New York Sales Tax, Revenue, 2016 A, 5%, 3/15/36 ................. 31,550,000 34,245,957
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/41 ................. 10,000,000 10,921,812
State of New York Sales Tax, Revenue, 2017 A, 5%, 3/15/42 ................. 10,000,000 10,895,052
State of New York Sales Tax, Revenue, 2018 A, 5%, 3/15/42 ................. 6,235,000 6,816,835
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/46 ................. 25,000,000 25,398,372
State of New York Sales Tax, Revenue, 2018 A, 4%, 3/15/48 ................. 10,000,000 10,156,739
State of New York Sales Tax, Revenue, 2018 C, Refunding, 4%, 3/15/44 ........ 5,310,000 5,398,439
State of New York Sales Tax, Revenue, 2018 E, Refunding, 5%, 3/15/37 ........ 15,340,000 17,031,411
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/35 ........................................................ 2,000,000 2,186,850
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/36 ........................................................ 1,500,000 1,635,927
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/37 ........................................................ 2,000,000 2,178,503
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/38 ........................................................ 1,000,000 1,088,023
State University of New York Dormitory Facilities, Revenue, 2017 A, Refunding, 5%,
7/01/42 ........................................................ 3,750,000 4,064,369
State University of New York Dormitory Facilities, Revenue, 2017 A, Pre-Refunded,
5%, 7/01/46 .................................................... 4,000,000 4,543,463
State University of New York Dormitory Facilities, Revenue, 2018 A, 5%, 7/01/43 .. 4,300,000 4,820,088
State University of New York Dormitory Facilities, Revenue, 2018 A, Refunding, 5%,
7/01/48 ........................................................ 13,925,000 15,572,293

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
New York State Dormitory Authority, (continued)
State University of New York Dormitory Facilities, Revenue, 2019 A, 3%, 7/01/42 .. $ 4,165,000 $ 3,691,896
State University of New York Dormitory Facilities, Revenue, 2019 A, 4%, 7/01/43 .. 1,200,000 1,224,391
Teachers College, Revenue, 2022, Refunding, 4%, 7/01/46 .................. 4,670,000 4,712,154
New York State Environmental Facilities Corp. ,
New York City Water & Sewer System, Revenue, 2013 A, 5%, 6/15/31 .......... 5,000,000 5,170,206
State of New York State Revolving Fund, Revenue, 2017 A, Refunding, 5%, 6/15/46 28,360,000 30,991,510
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/42 ........ 8,355,000 9,176,236
State of New York State Revolving Fund, Revenue, 2017 E, 5%, 6/15/47 ........ 12,345,000 13,482,389
State of New York State Revolving Fund, Revenue, 2018 B, 5%, 6/15/48 ........ 7,500,000 8,302,490
State of New York State Revolving Fund, Revenue, 2019 A, 5%, 2/15/49 ........ 5,000,000 5,616,282
New York State Housing Finance Agency , Revenue , 2020 E , 2.45% , 11/01/50 ......
3,000,000 2,161,047
New York State Thruway Authority ,
Revenue, 2019 B, 4%, 1/01/41 ........................................ 12,000,000 12,322,746
Revenue, 2019 B, 3%, 1/01/46 ........................................ 4,200,000 3,539,304
Revenue, 2019 B, 4%, 1/01/50 ........................................ 35,000,000 35,661,440
Revenue, L, Refunding, 5%, 1/01/34 ................................... 2,600,000 2,883,823
Revenue, L, Refunding, 5%, 1/01/35 ................................... 3,000,000 3,320,234
Revenue, N, 4%, 1/01/46 ............................................ 10,000,000 10,229,210
Revenue, Junior Lien, 2016 A, 5%, 1/01/46 .............................. 25,000,000 26,533,288
New York State Urban Development Corp. ,
State of New York Personal Income Tax, Revenue, 2017 A, Refunding, 5%, 3/15/38 15,000,000 16,480,029
State of New York Personal Income Tax, Revenue, 2017 C, Refunding, 5%, 3/15/42 8,400,000 9,272,028
State of New York Personal Income Tax, Revenue, 2019 A, 5%, 3/15/42 ......... 10,000,000 11,029,991
New York Transportation Development Corp. ,
Delta Air Lines, Inc., Revenue, 2020, 4%, 10/01/30 ......................... 12,400,000 12,363,612
Delta Air Lines, Inc., Revenue, 2020, 5%, 10/01/40 ......................... 8,540,000 8,852,081
Delta Air Lines, Inc., Revenue, 2020, 4.375%, 10/01/45 ..................... 26,500,000 25,577,368
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/41 ............ 2,130,000 2,084,516
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 10/31/46 ............ 6,000,000 5,711,261
Empire State Thruway Partners LLC, Revenue, 2021, 4%, 4/30/53 ............. 19,875,000 18,421,766
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/36 ... 200,000 213,869
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 5%, 12/01/37 ... 350,000 374,020
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/38 ... 300,000 294,562
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/39 ... 400,000 391,215
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/40 ... 2,555,000 2,489,555
JFK International Air Terminal LLC, Revenue, 2020 A, Refunding, 4%, 12/01/42 ... 910,000 876,836
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/34 ... 2,000,000 2,166,628
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 5%, 12/01/36 ... 2,000,000 2,159,606
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/39 ... 8,010,000 7,991,824
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/40 ... 6,225,000 6,176,306
JFK International Air Terminal LLC, Revenue, 2020 C, Refunding, 4%, 12/01/42 ... 10,300,000 10,160,153
JFK International Air Terminal LLC, Revenue, 2022, 5%, 12/01/42 ............. 5,000,000 5,354,931
Oneida County Local Development Corp. , Mohawk Valley Health System Obligated
Group , Revenue , 2021 A , AGMC Insured , 4% , 12/01/51 ..................... 4,000,000 3,969,936
Onondaga Civic Development Corp. ,
Le Moyne College, Revenue, 2021, 4%, 7/01/38 ........................... 200,000 199,692
Le Moyne College, Revenue, 2021, 4%, 7/01/41 ........................... 245,000 242,374
Le Moyne College, Revenue, 2021, 5%, 7/01/46 ........................... 460,000 495,785
Le Moyne College, Revenue, 2021, 5%, 7/01/51 ........................... 820,000 879,711
Le Moyne College, Revenue, 2022, Refunding, 5%, 7/01/32 .................. 725,000 802,920
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/34 .................. 315,000 316,829
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/36 .................. 350,000 351,050
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/39 .................. 475,000 472,765
Le Moyne College, Revenue, 2022, Refunding, 4%, 7/01/42 .................. 530,000 522,171
Onondaga County Trust for Cultural Resources ,
Syracuse University, Revenue, 2019, Refunding, 5%, 12/01/45 ................ 5,000,000 5,590,482

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Onondaga County Trust for Cultural Resources, (continued)
Syracuse University, Revenue, 2019, Refunding, 4%, 12/01/47 ................ $ 17,000,000 $ 17,215,361
Port Authority of New York & New Jersey ,
Revenue, 194, Refunding, 5%, 10/15/41 ................................. 10,000,000 10,632,192
Revenue, 200, Refunding, 5%, 10/15/47 ................................. 10,000,000 10,883,320
Revenue, 2016, 4%, 9/01/49 ......................................... 11,815,000 12,145,320
Revenue, 218, 4%, 11/01/47 ......................................... 2,500,000 2,498,273
Revenue, 221, 4%, 7/15/45 .......................................... 5,500,000 5,495,867
Revenue, 221, 4%, 7/15/50 .......................................... 12,750,000 12,682,727
Revenue, Two Hundred And Seventeen, 4%, 11/01/41 ...................... 10,000,000 10,349,433
Revenue, Two Hundred And Seventeen, 5%, 11/01/44 ...................... 5,000,000 5,473,256
Revenue, Two Hundred Eleventh, Refunding, 5%, 9/01/48 ................... 25,000,000 27,819,278
Revenue, Two Hundred Fifth, Refunding, 5%, 11/15/47 ...................... 26,340,000 28,854,495
Revenue, Two Hundred Fourteen, 4%, 9/01/38 ............................ 7,110,000 7,197,725
Saratoga County Capital Resource Corp. , Skidmore College , Revenue , 2020 A ,
4% , 7/01/50 ...................................................... 2,250,000 2,245,672
Schenectady County Capital Resource Corp. ,
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/40 ............ 2,600,000 2,750,061
Trustees of Union College, Revenue, 2017, Refunding, 5%, 1/01/47 ............ 6,590,000 6,921,036
c
Trustees of Union College, Revenue, 2022, Refunding, 5.25%, 7/01/52 ......... 700,000 785,016
St. Lawrence County Industrial Development Agency ,
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/34 ............... 125,000 138,795
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/35 ............... 585,000 648,621
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/36 ............... 100,000 110,731
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/37 ............... 120,000 132,732
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/38 ............... 125,000 137,900
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/39 ............... 150,000 165,168
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/40 ............... 475,000 522,157
Clarkson University, Revenue, 2021 A, Refunding, 5%, 9/01/41 ............... 125,000 137,198
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/34 ............... 230,000 255,384
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/35 ............... 245,000 271,645
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/36 ............... 250,000 276,826
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/37 ............... 265,000 293,116
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/38 ............... 225,000 248,221
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/39 ............... 200,000 220,224
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/40 ............... 225,000 247,338
Clarkson University, Revenue, 2021 B, Refunding, 5%, 9/01/41 ............... 275,000 301,835
Suffolk County Water Authority , Revenue , 2018 A , 4% , 6/01/41 .................
25,000,000 25,601,262
Suffolk Tobacco Asset Securitization Corp. ,
Revenue, 2021 A-2, Refunding, 5%, 6/01/32 ............................. 2,245,000 2,509,367
Revenue, 2021 A-2, Refunding, 5%, 6/01/33 ............................. 2,375,000 2,647,510
Revenue, 2021 A-2, Refunding, 5%, 6/01/34 ............................. 2,250,000 2,497,428
Revenue, 2021 A-2, Refunding, 4%, 6/01/35 ............................. 2,345,000 2,397,048
Revenue, 2021 A-2, Refunding, 4%, 6/01/36 ............................. 2,425,000 2,474,399
Revenue, 2021 A-2, Refunding, 4%, 6/01/37 ............................. 1,250,000 1,274,012
Revenue, 2021 A-2, Refunding, 4%, 6/01/38 ............................. 1,000,000 1,016,681
Revenue, 2021 A-2, Refunding, 4%, 6/01/39 ............................. 1,465,000 1,486,864
Revenue, 2021 A-2, Refunding, 4%, 6/01/40 ............................. 1,415,000 1,432,590
Revenue, 2021 A-2, Refunding, 4%, 6/01/41 ............................. 1,340,000 1,354,548
Revenue, 2021 A-2, Refunding, 4%, 6/01/50 ............................. 4,500,000 4,516,894
Revenue, 2021 B-1, Refunding, 4%, 6/01/50 ............................. 5,000,000 5,005,244
Syracuse Regional Airport Authority ,
Revenue, 2021, Refunding, 4%, 7/01/35 ................................. 735,000 738,711
Revenue, 2021, Refunding, 4%, 7/01/36 ................................. 750,000 752,249

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
New York (continued)
Tompkins County Development Corp. , Kendal at Ithaca, Inc. , Revenue , 2022 A ,
Refunding , 4% , 7/01/42 ............................................. $ 3,440,000 $ 3,451,254
Triborough Bridge & Tunnel Authority ,
Revenue, 2013 C, 5%, 11/15/38 ....................................... 5,000,000 5,131,585
Revenue, 2015 B, 5%, 11/15/45 ....................................... 5,000,000 5,351,637
Revenue, 2017 A, Refunding, 5%, 11/15/38 .............................. 3,000,000 3,279,558
Revenue, 2017 A, Refunding, 5%, 11/15/42 .............................. 5,750,000 6,251,096
Revenue, 2017 A, Refunding, 5%, 11/15/47 .............................. 13,000,000 14,073,518
Revenue, 2017 B, Refunding, 5%, 11/15/36 .............................. 21,080,000 23,121,284
Revenue, 2017 B, Refunding, 5%, 11/15/37 .............................. 18,190,000 19,907,029
Revenue, 2017 B, Refunding, 5%, 11/15/38 .............................. 8,055,000 8,805,614
Revenue, 2019 A, 5%, 11/15/49 ....................................... 9,000,000 9,938,639
Revenue, 2020 A, 5%, 11/15/49 ....................................... 10,000,000 11,222,754
Troy Capital Resource Corp. ,
Revenue, 2021, Refunding, 4%, 9/01/33 ................................. 100,000 103,055
Revenue, 2021, Refunding, 4%, 9/01/34 ................................. 160,000 163,419
Revenue, 2021, Refunding, 4%, 9/01/35 ................................. 180,000 182,319
Revenue, 2021, Refunding, 4%, 9/01/36 ................................. 280,000 282,078
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/35 ...... 4,500,000 5,008,394
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/36 ...... 5,000,000 5,558,252
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 5%, 9/01/39 ...... 2,500,000 2,738,695
Rensselaer Polytechnic Institute, Revenue, 2020 A, Refunding, 4%, 9/01/40 ...... 1,500,000 1,494,046
Trust for Cultural Resources of The City of New York (The) ,
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/34 ....................................................... 1,000,000 1,046,855
Lincoln Center for the Performing Arts, Inc., Revenue, 2020 A, Refunding, 4%,
12/01/35 ....................................................... 1,250,000 1,299,328
Utility Debt Securitization Authority ,
Revenue, 2015, Refunding, 5%, 12/15/33 ................................ 20,000,000 21,780,204
Revenue, 2015, Refunding, 5%, 12/15/34 ................................ 9,950,000 10,825,063
Revenue, 2016 A, Refunding, 5%, 12/15/34 .............................. 33,870,000 37,375,460
Revenue, 2016 B, Refunding, 5%, 12/15/33 .............................. 5,750,000 6,349,785
Revenue, 2017, 5%, 12/15/40 ........................................ 10,000,000 11,196,800
Revenue, 2017, 5%, 12/15/41 ........................................ 8,500,000 9,507,689
c
Westchester County Local Development Corp. ,
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 4.25%, 1/01/45 2,925,000 2,783,288
Kendal on Hudson Obligated Group, Revenue, 2022 B, Refunding, 5%, 1/01/51 ... 2,500,000 2,588,399
Western Nassau County Water Authority ,
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/40 ............................ 1,400,000 1,514,907
Revenue, 2015 A, Pre-Refunded, 5%, 4/01/45 ............................ 2,250,000 2,434,673
2,876,908,221
South Carolina 0.5%
South Carolina Jobs-Economic Development Authority ,
a
Revenue, 144A, 2021 A-1, 3.65%, 12/01/36 .............................. 6,900,000 5,795,409
AHPC Vista Towers 2021 LLC, Revenue, 2021 A-1, 3.65%, 12/01/36 ........... 6,900,000 5,789,176
a
South Carolina State Housing Finance & Development Authority , Garden Oaks LP ,
Revenue , 144A, 2021 A , 4.2% , 12/01/39 ................................ 6,000,000 4,965,037
16,549,622
Texas 0.5%
a
EP Cimarron Ventanas PFC , Revenue, Senior Lien , 144A, 2021 A , 4% , 12/01/51 .... 9,100,000 7,716,446
a
Pecan Public Facility Corp. , Revenue , 144A, 2022 A-2 , 5% , 12/01/52 ............ 10,000,000 8,497,396
16,213,842

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See Abbreviations on page 14 .
c
a a
Principal
Amount
a
Value
a a a a a
Municipal Bonds
(continued)
Washington 0.2%
a
Washington State Housing Finance Commission , Madison at Rivers Edge Apartments
LLC , Revenue , 144A, 2021 A , 3.65% , 1/01/37 ............................ $ 6,900,000 $ 5,790,943
Wisconsin 0.7%
a
Public Finance Authority ,
Revenue, 144A, 2022, B-1, 4%, 12/28/44 ................................ 6,500,000 5,419,159
Affordable Housing Corp. Obligated Group, Revenue, 144A, 2021, 5.25%, 12/01/22 17,500,000 17,387,419
22,806,578
U.S. Territories 0.2%
Puerto Rico 0.2%
Puerto Rico Electric Power Authority , Revenue , VV , Refunding , NATL Insured , 5.25% ,
7/01/32 ......................................................... 1,050,000 1,095,216
Puerto Rico Highway & Transportation Authority ,
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/34 ................ 145,000 153,962
Revenue, 2007 N, Refunding, AGMC Insured, 5.25%, 7/01/36 ................ 200,000 212,656
Revenue, L, Refunding, NATL Insured, 5.25%, 7/01/35 ...................... 1,005,000 1,045,524
Puerto Rico Sales Tax Financing Corp. , Sales Tax , Revenue , A-1 , 5% , 7/01/58 .....
1,900,000 1,936,510
4,443,868
Total U.S. Territories .................................................................... 4,443,868
Total Municipal Bonds (Cost $3,094,010,990) ...................................
3,047,761,989
a a a a
Short Term Investments 1.0%
Municipal Bonds 1.0%
New York 1.0%
d
Metropolitan Transportation Authority , Dedicated Tax Fund , Revenue , 2008 A-1 ,
Refunding , LOC TD Bank NA , Daily VRDN and Put , 0.6% , 11/01/31 ............ 6,000,000 6,000,000
d
Nassau County Industrial Development Agency , Cold Spring Harbor Laboratory ,
Revenue , 1999 , Refunding , SPA TD Bank NA , Daily VRDN and Put , 0.52% , 1/01/34 12,200,000 12,200,000
d
New York City Municipal Water Finance Authority , Water & Sewer System , Revenue ,
2014 AA-1 , SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.62% , 6/15/50 . 5,900,000 5,900,000
d
New York City Transitional Finance Authority , Future Tax Secured , Revenue , 2019 B-4 ,
SPA JPMorgan Chase Bank NA , Daily VRDN and Put , 0.62% , 8/01/42 .......... 7,000,000 7,000,000
31,100,000
Total Municipal Bonds (Cost $31,100,000) ......................................
31,100,000
Total Short Term Investments (Cost $31,100,000 ) ................................
31,100,000
a
Total Investments (Cost $3,125,110,990) 99.2% ..................................
$3,078,861,989
Other Assets, less Liabilities 0.8% .............................................
24,336,497
Net Assets 100.0% ...........................................................
$3,103,198,486
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $91,332,023, representing 2.9% of net assets.
b
A portion or all of the security purchased on a delayed delivery basis.
c
Security purchased on a when-issued basis.

Franklin New York Tax-Free Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

d
Variable rate demand notes (VRDNs) are obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. Unless otherwise noted, the coupon rate is determined based on factors including supply and demand, underlying credit, tax treatment, and current short term rates. The coupon rate shown represents the rate at period end.

Franklin New York Tax-Free Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
At May 31, 2022, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.

Franklin New York Tax-Free Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Selected Portfolio
AGMC Assured Guaranty Municipal Corp.
AMBAC American Municipal Bond Assurance Corp.
FNMA Federal National Mortgage Association
GO General Obligation
LOC Letter of Credit
NATL National Reinsurance Corp.
SPA Standby Purchase Agreement
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.